Accounting for Derivative Instruments and Hedging Activities (Schedule of Amounts Recognized in Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended		11 Months Ended		12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended	11 Months Ended	12 Months Ended				1 Months Ended		11 Months Ended		12 Months Ended				1 Months Ended		11 Months Ended		12 Months Ended				1 Months Ended		11 Months Ended		12 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended						3 Months Ended				6 Months Ended				12 Months Ended
	Dec. 31, 2011 PUGET SOUND ENERGY, INC.		Dec. 31, 2010 PUGET SOUND ENERGY, INC.		Feb. 05, 2009 Cash Flow Hedging		Dec. 31, 2009 Cash Flow Hedging		Dec. 31, 2011 Cash Flow Hedging		Dec. 31, 2010 Cash Flow Hedging		Feb. 05, 2009 Cash Flow Hedging Interest Expense	Dec. 31, 2009 Cash Flow Hedging Interest Expense	Dec. 31, 2011 Cash Flow Hedging Interest Expense		Dec. 31, 2010 Cash Flow Hedging Interest Expense		Feb. 05, 2009 Cash Flow Hedging Electric Generation Fuel	Dec. 31, 2009 Cash Flow Hedging Electric Generation Fuel	Dec. 31, 2011 Cash Flow Hedging Electric Generation Fuel		Dec. 31, 2010 Cash Flow Hedging Electric Generation Fuel		Feb. 05, 2009 Cash Flow Hedging Purchased Electricity	Dec. 31, 2009 Cash Flow Hedging Purchased Electricity	Dec. 31, 2011 Cash Flow Hedging Purchased Electricity		Dec. 31, 2010 Cash Flow Hedging Purchased Electricity		Feb. 05, 2009 Cash Flow Hedging Interest rate contracts:		Dec. 31, 2009 Cash Flow Hedging Interest rate contracts:		Dec. 31, 2011 Cash Flow Hedging Interest rate contracts:		Dec. 31, 2010 Cash Flow Hedging Interest rate contracts:		Feb. 05, 2009 Cash Flow Hedging Commodity contracts: Electric derivatives		Dec. 31, 2009 Cash Flow Hedging Commodity contracts: Electric derivatives		Dec. 31, 2011 Cash Flow Hedging Commodity contracts: Electric derivatives		Dec. 31, 2010 Cash Flow Hedging Commodity contracts: Electric derivatives		Feb. 05, 2009 Cash Flow Hedging Electric derivatives		Dec. 31, 2009 Cash Flow Hedging Electric derivatives		Dec. 31, 2011 Cash Flow Hedging Electric derivatives		Dec. 31, 2010 Cash Flow Hedging Electric derivatives		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Interest Expense		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Interest Expense		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Interest Expense		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Interest Expense		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Electric Generation Fuel		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Electric Generation Fuel		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Electric Generation Fuel		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Electric Generation Fuel		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Purchased Electricity		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Purchased Electricity		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Purchased Electricity		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Purchased Electricity		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Interest rate contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Interest rate contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Interest rate contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Interest rate contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Commodity contracts: Electric derivatives		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Commodity contracts: Electric derivatives		Jun. 30, 2012 Cash Flow Hedging PUGET ENERGY Commodity contracts: Electric derivatives		Jun. 30, 2011 Cash Flow Hedging PUGET ENERGY Commodity contracts: Electric derivatives		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC.		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest Expense		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric Generation Fuel		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Purchased Electricity		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Interest rate contracts:		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts: Electric derivatives		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts: Electric derivatives		Jun. 30, 2012 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts: Electric derivatives		Jun. 30, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts: Electric derivatives		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts: Electric derivatives		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts: Electric derivatives		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Commodity contracts: Electric derivatives		Dec. 31, 2011 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric derivatives		Dec. 31, 2010 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric derivatives		Dec. 31, 2009 Cash Flow Hedging PUGET SOUND ENERGY, INC. Electric derivatives
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)					$ (24,162)	[1],[2]	$ (48,999)	[1],[3]	$ 0	[1],[3]	$ (58,175)	[1],[3]																			$ 0	[1],[2]	$ (22,777)	[1],[3]	$ 0	[1],[3]	$ (58,175)	[1],[3]	$ (20,791)	[1],[2]	$ (19,933)	[1],[3]	$ 0	[1],[3]	$ 0	[1],[3]	$ (3,371)	[1],[2]	$ (6,289)	[1],[3]	$ 0	[1],[3]	$ 0	[1],[3]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]																									$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1],[3]	$ 0	[1],[3]	$ (61,277)	[1],[3]																																											$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1],[3]	$ 0	[1],[3]	$ 0	[1],[3]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1]	$ 0	[1],[3]	$ 0	[1],[3]	$ (49,848)	[1],[3]	$ 0	[1],[3]	$ 0	[1],[3]	$ (11,429)	[1],[3]
Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)					(6,978)	[4]	(58,505)	[4]	(41,521)	[4]	(40,687)	[4]	(41) [4]	(29,052) [4]	(39,143)	[4]	(33,887)	[4]	(5,003) [4]	(25,296) [4]	(679)	[4]	(3,347)	[4]	(1,934) [4]	(4,157) [4]	(1,699)	[4]	(3,453)	[4]																									(11,093)	[4]	(24,518)	[4]	(14,651)	[4]	(31,318)	[4]	(10,905)	[4]	(24,246)	[4]	(14,763)	[4]	(30,758)	[4]	0	[4]	(20)	[4]	100	[4]	(50)	[4]	(188)	[4]	(252)	[4]	12	[4]	(510)	[4]																	(4,536)	[4]	(5,023)	[4]	(7,615)	[4]	(24,514)	[4]	(33,839)	[4]	(75,174)	[4]	(138,698)	[4]	(122)	[4]	(123)	[4]	(244)	[4]	(246)	[4]	(488)	[4]	(488)	[4]	(488)	[4]	(4,414)	[4]	(237)	[4]	97	[4]	(17,109)	[4]	(20,625)	[4]	(57,479)	[4]	(117,524)	[4]	0	[4]	(4,663)	[4]	(7,468)	[4]	(7,159)	[4]	(12,726)	[4]	(17,207)	[4]	(20,686)	[4]
Net Unrealized Gain on Derivative Instruments	0	[4]	0	[4]	0	[4]	325	[4]	0	[4]	0	[4]																																																																																																							0	[4]
Net Unrealized Loss on Derivative Instruments	0	[4]	0	[4]	(986)	[4]	(2,897)	[4]	0	[4]	0	[4]																																																																																																							(2,749)	[4]
Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)	$ 0	[4]	$ 0	[4]	$ (986)	[4]	$ (2,572)	[4]	$ 0	[4]	$ 0	[4]																																																																																																							$ (2,749)	[4]

[1]	Changes in OCI are reported in after-tax dollars.
[2]	The balances associated with the components of accumulated other comprehensive income (loss) on the Predecessor basis were eliminated as a result of push-down accounting effective February 6, 2009, when the Successor period began.
[3]	On July 1, 2009 all electric and gas related cash flow hedge relationships were de-designated. Subsequent measurements of fair value are recorded through earnings, not OCI.
[4]	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.